Exhibit 99.35

j.p. morgan acceptance corporation ii abs-15g

Loan ID	Seller Loan ID	Investor Loan ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXXXX	XXXXXX	304894341	XXXXXX	Qualifying Interest Rate	XXXXXX	XXXXXX
XXXXXX	XXXXXX	304894341	XXXXXX	Qualifying Total Debt Income Ratio	XXXXXX	XXXXXX
XXXXXX	XXXXXX	304894341	XXXXXX	Calculated DSCR	XXXXXX	XXXXXX